Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 — SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to December 31, 2018, through the date the financial statements were available to be issued and have determined that the Company does not have any material subsequent events to disclose in these consolidated financial statements.